Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Accounting Policies [Abstract]
Aggregate shares (in Shares)	6,847,500		6,847,500		375,000	6,847,500
Short term investments maturities, description						cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less.
Deferred offering costs					$ 38,743	$ 75,612
Federal depository insurance coverage			$ 250,000			250,000
Warrants purchase (in Shares)	1,484,250		1,484,250
Cash	$ 813,177		$ 813,177			$ 75,612
Effective tax rate	173.00%	0.00%	452.00%	0.00%
Statutory tax rate			21.00%		21.00%	21.00%